Supplement to the
Fidelity® Nasdaq
Composite® Index Fund
January 29, 2011
Prospectus

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following replaces similar information found in the "Features and Policies" section beginning on page 20.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 23.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

EIF-11-03  October 21, 2011
1.791563.116

Supplement to the
Fidelity® Nasdaq Composite® Index Tracking Stock
January 29, 2011
Prospectus

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "ETF Summary" section beginning on page 6.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "ETF Management" in the "Fund Services" section on page 17.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

ETF-11-03  October 21, 2011
1.790427.114

Supplement to the
Fidelity® Series 100 Index Fund
January 29, 2011
Prospectus

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management"in the "Fund Services" section on page 13.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

HUN-11-02  October 21, 2011
1.857358.108